Commitments - Disclosure of detailed information about acquisition of royalties and streams (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)
Aquila Resources Inc [Member] | Back Forty Project [Member] | First Installments [Member]
Disclosure Of Commitments [Line Items]
Installments		$ 5.0
Triggering events	Receipt of all material permits for the construction and operation of the project.	Receipt of all material permits for the construction and operation of the project.
Aquila Resources Inc [Member] | Back Forty Project [Member] | Second Installments [Member]
Disclosure Of Commitments [Line Items]
Installments		$ 25.0
Triggering events	Pro rata to drawdowns with construction finance facility.	Pro rata to drawdowns with construction finance facility.
Falco Resources Ltd. [Member] | Horne 5 project [Member] | First Installments [Member]
Disclosure Of Commitments [Line Items]
Installments	$ 45.0
Triggering events	Receipt of all necessary material third-party approvals, licenses, rights of way, surface rights on the property and all material construction permits, positive construction decision, and raising a minimum of $100.0 million in non-debt financing.	Receipt of all necessary material third-party approvals, licenses, rights of way, surface rights on the property and all material construction permits, positive construction decision, and raising a minimum of $100.0 million in non-debt financing.
Falco Resources Ltd. [Member] | Horne 5 project [Member] | Second Installments [Member]
Disclosure Of Commitments [Line Items]
Installments	$ 60.0
Triggering events	Upon total projected capital expenditure having been demonstrated to be financed.	Upon total projected capital expenditure having been demonstrated to be financed.
Falco Resources Ltd. [Member] | Horne 5 project [Member] | Third Installments [Member]
Disclosure Of Commitments [Line Items]
Installments	$ 40.0
Triggering events	Payable with fourth installment, at sole election of Osisko, to increase the silver stream to 100% of payable silver (from 90%).	Payable with fourth installment, at sole election of Osisko, to increase the silver stream to 100% of payable silver (from 90%).
Metals Acquisition Corp. [Member] | CSA mine (silver stream) [Member] | First Installments [Member]
Disclosure Of Commitments [Line Items]
Installments		$ 75.0
Triggering events	Closing of the acquisition of the CSA mine by MAC.	Closing of the acquisition of the CSA mine by MAC.
Metals Acquisition Corp. [Member] | CSA mine (copper stream) [Member] | First Installments [Member]
Disclosure Of Commitments [Line Items]
Installments		$ 75.0
Triggering events	Closing of the acquisition of the CSA mine by MAC.	Closing of the acquisition of the CSA mine by MAC.